Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	T. Rowe Price Index Trust, Inc.
Prospectus Date		rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	trpiti1_SupplementTextBlock	T. Rowe Price Extended Equity Market Index Fund

Supplement to Summary Prospectus Dated May 1, 2015

To reflect the lowering of the fund's management fee from 0.40% to 0.35% effective August 1, 2015, the fee table and expense example on page 1 are revised as follows:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	0.50%

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.00%

Acquired fund fees and expenses	0.02%

Total annual fund operating expenses	0.37%bc

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

c The figure shown in the fee table does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses or reflect the lowering of the fund's management fee.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$38	$118	$206	$464

T. Rowe Price Extended Equity Market Index Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]	trpiti1_SupplementTextBlock	T. Rowe Price Extended Equity Market Index Fund

Supplement to Summary Prospectus Dated May 1, 2015

To reflect the lowering of the fund's management fee from 0.40% to 0.35% effective August 1, 2015, the fee table and expense example on page 1 are revised as follows:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	NONE

Maximum deferred sales charge (load)	NONE

Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	0.50%

Maximum account fee	$20[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.35%[b]

Distribution and service (12b-1) fees	0.00%

Other expenses	0.00%

Acquired fund fees and expenses	0.02%

Total annual fund operating expenses	0.37%bc

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

c The figure shown in the fee table does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses or reflect the lowering of the fund's management fee.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$38	$118	$206	$464

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The figure shown in the fee table does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses or reflect the lowering of the fund's management fee.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
T. Rowe Price Extended Equity Market Index Fund | T. Rowe Price Extended Equity Market Index Fund
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		rr_RedemptionFeeOverRedemption	0.50%
Maximum account fee	[1]	rr_MaximumAccountFee	$ 20
Management fees	[2]	rr_ManagementFeesOverAssets	0.35%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual fund operating expenses	[2],[3]	rr_ExpensesOverAssets	0.37%
1 year		rr_ExpenseExampleYear01	$ 38
3 years		rr_ExpenseExampleYear03	118
5 years		rr_ExpenseExampleYear05	206
10 years		rr_ExpenseExampleYear10	$ 464

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Restated to reflect current fees.
[3]	The figure shown in the fee table does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure does not include acquired fund fees and expenses or reflect the lowering of the fund's management fee.